Angel Oak Capital Advisors, LLC
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, CA 91741

December 7, 2018

VIA EDGAR TRANSMISSION

Mr. Keith Gregory
U.S. Securities and Exchange Commission (“Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

RE:	Angel Oak Funds Trust (CIK# 0001612930), File No. 811-22980
with respect to each of its series, Angel Oak Multi-Strategy Income Fund (S000048360), Angel Oak Financials Income Fund (S000046807), Angel Oak High Yield Opportunities Fund (S000053719) and Angel Oak UltraShort Income Fund (S000061509)
and
Angel Oak Strategic Credit Fund (CIK# 0001716885), File No. 811-23289
Comments to the Preliminary Proxy Statements

Dear Mr. Gregory:

Attached for filing, please find the Definitive Proxy Statement with respect to the Angel Oak Funds Trust and the Angel Oak Strategic Credit Fund (together the “Trusts” or “Registrants”). Additionally, below, please find the comments received from you on November 27, 2018 with respect to the Preliminary Proxy Statements filed November 16, 2018 on behalf of the Registrants.  For your convenience, your comments have been reproduced with responses following each comment. Capitalized terms have the same definitions as in the Preliminary Proxy Statements. Changes referenced to the comments below have been made in the Definitive Proxy Statements.

Because the Preliminary Proxy Statements filed on behalf of both Trusts are duplicates, the Registrants acknowledge comments provided are applicable to both Preliminary Proxy Statements filed and will make the appropriate conforming changes.

Each Registrant acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced Preliminary Proxy Statement; (2) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (3) the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Comment 1.	In Q&A 1, please revise the first sentence of the paragraph immediately following Proposal 2 to say “before voting on the Proposal” or “before voting on each respective Proposal.”

Response:	The requested change has been made as follows: The Proxy Statement contains information that shareholders of the Fund Complex should know before voting on each respective Proposal.

Comment 2.	In Q&A 2, in paragraph two regarding Strategic Credit Fund, please describe it as a “diversified, closed-end interval fund.”

Response:	The requested change has been made.

Comment 3.	In Q&A 4, please confirm the Boards of the Trusts have the authority to increase the size of each respective board without a shareholder vote.

Response:
The Trusts confirm that the Trustees of each Board have the authority to increase the size of each respective Board without a shareholder vote. The Declaration of Trust of each of the Trusts authorizes its respective Board to fix the number of Trustees, without shareholder approval, to a number between two and ten Trustees. Accordingly, Q&A 4 has been updated to include this information.

Comment 4.
In Q&A 11, please describe the material terms of the Okapi Proxy Solicitation Contract, who is paying for the proxy solicitation services, and the anticipated costs (per Item 4(a)(3) and (4) of Schedule 14A).

Response:	The requested change has been made as follows:

14. Who is paying for expenses related to the Special Meeting?

The expenses related to this proxy are estimated to be approximately $491,558.20. Angel Oak Multi-Strategy Income Fund will pay one-third of the costs relating to the Special Meeting and all costs of the Proxy Statement for Proposal 1. Each series of Angel Oak Funds Trust will pay its pro-rata share of one-third of the costs relating to the Special Meeting and all costs of the Proxy Statement for Proposal 2a. Strategic Credit Fund will pay one-third of the costs relating to the Special Meeting and all costs of the Proxy Statement for Proposal 2b.

Comment 5.
In Q&A 14, your disclosure indicates that all series of the Trust will pay all costs relating to the special meeting, however, the disclosure also indicates that the Multi-Strategy Income Fund will itself pay all costs relating to the special meeting. Taken together, these sentences appear confusing and/or redundant. If accurate, please consider stating in one sentence that all series of the Trust will pay all costs of the special meeting, otherwise, please clarify why the Multi-Strategy Income Fund would be responsible on its own for all costs of the special meeting and explain how much or what percentage of the costs of the special meeting each Fund would pay.

Response:
The Trust has updated Q&A 14 as shown above to clarify that the Multi Strategy Income Fund will be responsible for one-third of the costs of the special meeting, each series of the Trust will pay its pro-rata share of one-third of the costs of the Special Meeting, and the Strategic Credit Fund will pay one-third of the cost of the special meeting.

Comment 6.
In Q&A 14, with regards to the second paragraph, please explain in narrative disclosure why this disclosure is included in the proxy statement or delete it. For example, how do the fee waivers and expense reimbursements relate to the expenses of the special meeting.

Response:
The Trust has amended this section to note that, although the Funds will be incurring the costs of the Special Meeting and Proxy Statement, to the extent that a Fund’s total annual operating expenses exceed its respective expense limitation, the Adviser will bear all or a portion of the cost of the Special Meeting and Proxy Statement.

Comment 7.	Please make conforming changes in response to the above under the caption “Expense of Proxy Solicitation” within the Proxy Statement.

Response:	The Trust has amended the “Expense of Proxy Solicitation” section (on Page 16 of the Definitive Proxy Statement) in accordance with the above comments.

Comment 8.	On the second page of the Proxy Statement, with regards to Proposal 2a, please list all funds of the Trust as required by Item 22(a)(3)(ii) of Schedule 14A.

Response:	The requested change has been made.

Comment 9.	On the third page of the Proxy Statement, in the first sentence, for clarity please consider defining the term “Fund” here, as this is the first place the term is used in the paragraph.

Response:	The requested change has been made.

Comment 10.
On the fourth page of the Proxy Statement, in the discussion under the caption “Reasons for the Changes to the Fundamental Investment Policies,” please explain in narrative disclosure the specific 1940 Act requirements for each proposal. Please note that we would expect narrative explanation of the 1940 Act requirements in the SAI for each proposed fundamental policy that includes the text to the extent permitted under the 1940 Act, such as borrowing money, senior securities, and loans.

Response:
The Trust states that the proposed changes to the Fund’s fundamental investment policies are not substantive changes to the Fund’s investment strategies and are intended to create a uniform set of fundamental policies across each series in the Trust. The Trust has revised the section titled “Reasons for the Changes to the Fundamental Investment Policies” in the Proxy Statement as follows to include a description of the 1940 Act requirement regarding each fundamental investment policy, which will also appear in the Fund’s SAI:

Borrowing Money. Under current law as interpreted by the SEC and its staff, an open-end fund may borrow from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the fund’s total assets at the time when the borrowing is made. This limitation does not preclude a fund from entering into reverse repurchase transactions, provided that the fund has an asset coverage of 300% for all borrowings and repurchase commitments of the fund pursuant to reverse repurchase transactions.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. A fund’s limitation with respect to issuing senior securities is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the fund, provided that the fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff. In particular, the SEC and its staff currently have interpreted the 1940 Act and developed an approach that allows a fund to “cover” certain transactions that create leverage or enter into offsetting transactions to avoid causing such leveraged transactions to be deemed senior securities.

Underwriting. Under the 1940 Act, underwriting securities generally involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. A fund’s limitation with respect to underwriting securities is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the fund may be deemed an underwriter under certain federal securities laws.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. A fund’s limitation with respect to investing in real estate is not applicable to investments in securities or mortgages or loans that are secured by or represent interests in real estate. This limitation does not preclude a fund from purchasing or selling mortgage-related securities or securities of companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in commodities, but does require that every investment company have a fundamental investment policy governing such investments. A fund may hold commodities acquired as a result of ownership of securities or other investments. This limitation does not preclude a fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

Loans. Under current law as interpreted by the SEC and its staff, a fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements). Subject to this limitation, a fund may make loans, for example: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; (c) by making loans secured by real estate; (d) by making loans to affiliated funds as permitted by the SEC; or (e) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” does not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Comment 11.
On the fifth page of the Proxy Statement, in the discussion under the caption “Reasons for the Changes to the Fundamental Investment Policies,” in the third sentence of the third paragraph, please briefly describe the interfund lending activities permitted by the exemptive order.

Response:	The Trust has revised the paragraph as follows:

Importantly, the Adviser does not presently intend to alter the way in which it manages the Fund. Therefore, the Adviser believes that the proposed changes will not, either individually or in the aggregate, materially affect the investment risks currently associated with the Fund.  However, Proposal 1f would permit the Fund to engage in interfund lending activities in accordance with an exemptive order granted by the U.S. Securities and Exchange Committee (“SEC”) on April 25, 2017.  Pursuant to that order, the Fund may engage in interfund lending transactions, to the extent such participation is consistent with the Fund’s investment objective and investment policies. The order permits the Fund to participate in an interfund lending facility whereby the Fund may directly lend to and borrow money from each of series of Angel Oak Funds Trust for temporary purposes, provided that the loans are made in accordance with the terms and conditions of the order.  The order is intended to enable the Fund to access an available source of money and reduce costs incurred by the Fund if it needs to obtain loans for temporary purposes.  If the Fund has uninvested cash available, the order also is intended to permit the Fund to: (i) earn a return on the money that it might not otherwise be able to invest; or (ii) earn a higher rate of interest on investment of its short-term balances.  Currently, the Fund’s fundamental investment policy on lending could be deemed to prohibit interfund lending and, therefore, approval of Proposal 1f would allow the Fund to rely on the order and engage in interfund lending.

Comment 12.
On the seventh page of the Proxy Statement, in the discussion under the caption “Vote Required,” in the last sentence of the first paragraph, please clarify the phrase “unless you instruct otherwise,” and indicate, if appropriate, how shareholders would instruct the Trust to vote at the next meeting, or any meeting, with respect to this issue.

Response:	The Trust has amended this section of the Proxy Statement to accurately reflect a situation in which a nominee becomes unable to serve before the Shareholder Meeting.

Comment 13.
STRATEGIC CREDIT FUND ONLY: On the twelfth page of the Proxy Statement, in the second paragraph relating to Audit Committees under the caption “Trust Committees,” Item 22(b)(16) of Schedule 14A requires that certain information described in item 407(d) of Regulation S-K relating to closed-end funds be disclosed in a proxy statement. For example, Item 407(d)(1) requires a statement as to whether or not the audit committee has a charter, Item 407(d)(3)(i)(A) also requires a statement as to whether the audit committee reviewed and discussed the audited financial statements with management. Please review item 407 of Regulation S-K and provide the required disclosure applicable to non-listed closed-end funds in the Proxy Statement or state why it is not required.

Response:
The Trust confirms that the Audit, Financial and Administrative Oversight Committee of the Angel Oak Strategic Credit Fund has adopted a charter pursuant to which the committee is composed exclusively of the Fund’s Independent Trustees. The Trust confirms that the Audit Committee has: discussed the audited financial reports with management; discussed with the independent auditors the matters required to be discussed by the statement on Audited Standards No. 61, as amended; has received written disclosures from the independent accountant concerning the independent accountant’s independence; has recommended to the Board that the audited financial statements be included in the Annual Report to Shareholders. Page 13 of the Proxy Statement has been amended to include the required disclosures under Item 22(b)(16).

Comment 14.
On the sixteenth page of the Proxy Statement, in the fifth paragraph immediately following the table under the caption “Voting Securities,” please include the disclosure included earlier on improperly marked proxies.

Response:	The requested change has been made.

Comment 15.	On the sixteenth page of the Proxy Statement, please complete the 5% or more shareholders chart.

Response:	The requested change has been made.

Comment 16.	Please confirm that you will only include the appropriate proxy cards for each Trust when they are mailed with the Proxy Statements to shareholders.

Response:	The Trust hereby confirms that it will only include the appropriate proxy cards for each Trust when mailing the Proxy Statements to shareholders.

* * *

If you have any questions regarding the above responses, please do not hesitate to contact me at (626) 914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick, Esq.
Assistant Vice President
U.S. Bank Global Fund Services
As Administrator for the Registrant